Significant Accounting Policies (Details) - Schedule of capitalized commission assets - Capitalized commission assets [Member]	12 Months Ended
Feb. 28, 2023
Significant Accounting Policies (Details) - Schedule of capitalized commission assets [Line Items]
Amortization method	Straight line
Average useful life	5 years